DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
DISCONTINUED OPERATIONS
Summary of consolidated statements of income and cash flows and balance sheet

	2018	2017	2016

Revenues	$19,828	$19,778	$12,026
Expenses	(14,579)	(14,735)	(10,673)
Income taxes	(1,399)	(1,358)	(376)
Income from discontinued operations	$3,850	$3,685	$977

	2018	2017	2016

Cash flows related to operating activities	$10,473	$9,493	$3,254
Cash flows related to investing activities	(1,947)	(3,521)	(53,116)
Cash flows provided by (used in) discontinued operations	$8,526	$5,972	$(49,862)

Summary of consolidated statement of balance sheet

2018

Current assets	$1,385
Fixed assets	72,471
Goodwill and intangible assets	21,171
Assets held for sale	95,027
Current liabilities held for sale	(6,629)
Net assets held for sale	$88,398